Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible notes, net of discount		$ 710
Series D Convertible Preferred stock , par value		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000
Series D Convertible Preferred stock, shares issued		456,000
Series D Convertible Preferred stock, shares outstanding		456,000
Series D Convertible Preferred stock, liquidation preference		$ 462
Common stock, par value		$ 0.0001
Common stock, shares authorized		400,000,000
Common stock, shares issued		28,912,500
Common stock, shares outstanding		28,912,500
Series AA Preferred Stock [Member]
Preferred stock, par value		$ 0.00001
Preferred stock, shares authorized		35,800,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series C Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		41,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series X Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Fubo TV Pre-Merger [Member]
Allowance for doubtful accounts
Series D Convertible Preferred stock , par value	$ 0.001	$ 0.0001	$ 0.001
Series D Convertible Preferred stock, shares authorized	17,617,274	17,617,274	12,478,579
Series D Convertible Preferred stock, shares issued	15,615,645	15,615,645	12,087,594
Series D Convertible Preferred stock, shares outstanding	15,615,645	15,615,645	12,087,594
Series D Convertible Preferred stock, liquidation preference	$ 247,946	$ 247,946	$ 145,841
Common stock, par value	$ 0.001	$ 0.0001	$ 0.001
Common stock, shares authorized	22,612,225	22,612,225	18,000,000
Common stock, shares issued	2,162,187	2,157,367	2,076,317
Common stock, shares outstanding	2,162,187	2,157,367	2,076,317
Fubo TV Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Series D Convertible Preferred stock, shares authorized		1,926,507	1,926,507
Series D Convertible Preferred stock, shares issued		1,926,507	1,926,507
Series D Convertible Preferred stock, shares outstanding		1,926,507	1,926,507
Fubo TV Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Series D Convertible Preferred stock, shares authorized		2,495,291	2,495,291
Series D Convertible Preferred stock, shares issued		2,495,291	2,495,291
Series D Convertible Preferred stock, shares outstanding		2,495,291	2,495,291